Fair Value Measurement - Schedule of presents the key inputs applied in the valuation of the RPM Call Option and majority sponsortop-up (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Risk-free rate	4.20%	4.90%
Volatility	93.70%	75.00%
Term (years)	8 years 2 months 12 days	2 years
Black-Scholes option-pricing valuation
Business Combination [Line Items]
Weighted average Series D Preferred Stock Price	$ 16.53
Contractual purchase price for Series D Preferred Stock (per share)	$ 16.92
Risk-free rate	4.27%
Volatility	60.00%
Term (years)	4 months 9 days
Black-Scholes value (per share)	$ 2.29
Number of units	1,820
Value of RPM Option	$ 4,159,000
forward pricing valuation model
Business Combination [Line Items]
Weighted average Series D Preferred Stock Price	$ 16.53	$ 16.53
Contractual purchase price for Series D Preferred Stock (per share)	$ 16.92	$ 16.92
Risk-free rate	4.27%
Term (years)	4 months 9 days
Number of units	1,194
Amount subject to the Majority Sponsor Top-Up	$ 20,198	$ 20,198,000
Discount factor	0.9849%	0.9849%
Value of forward obligation (per share)	$ (0.14)	$ (0.14)
Number of units subject to purchase by majority sponsor	1,194
Value of Majority Sponsor Top-Up	$ (170)	$ (170,000)